WASATCH FUNDS TRUST

Supplement dated June 4, 2014 to the

Prospectus dated January 31, 2014

Institutional Class

Equity Funds

Wasatch Core Growth Fund® (WIGRX)

Wasatch Emerging Markets Select Fund™ (WIESX)

Wasatch Large Cap Value Fund® (WILCX)

Wasatch Small Cap Value Fund® (WICVX)

This Supplement updates certain information contained in the Wasatch Funds Prospectus for Institutional Class shares dated January 31, 2014. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

Effective immediately, the second sentence in the second paragraph in the section entitled “Summary-Principal Strategies” for the Wasatch Core Growth Fund on page 3 is hereby deleted in its entirety and replaced with the following:

Equity securities include common stock, preferred stock and securities convertible into common stock, warrants and rights, and other securities with equity characteristics (for example, participatory notes or derivatives linked to a basket of underlying equity securities, certain options on common stock, and exchange traded funds).

Effective immediately, the second sentence in the second paragraph in the section entitled “Summary-Principal Strategies” for the Wasatch Emerging Markets Select Fund on page 8 is hereby deleted in its entirety and replaced with the following:

Equity securities include common stock, preferred stock and securities convertible into common stock, warrants and rights, and other securities with equity characteristics (for example, participatory notes or derivatives linked to a basket of underlying equity securities, certain options on common stock, and exchange traded funds).

Effective immediately, the second sentence in the second paragraph in the section entitled “Summary-Principal Strategies” for the Wasatch Large Cap Value Fund on page 13 is hereby deleted in its entirety and replaced with the following:

Equity securities include common stock, preferred stock and securities convertible into common stock, warrants and rights, and other securities with equity characteristics (for example, participatory notes or derivatives linked to a basket of underlying equity securities, certain options on common stock, and exchange traded funds).

Effective immediately, the second sentence in the second paragraph in the section entitled “Summary-Principal Strategies” for the Wasatch Small Cap Value Fund on page 18 is hereby deleted in its entirety and replaced with the following:

Equity securities include common stock, preferred stock and securities convertible into common stock, warrants and rights, and other securities with equity characteristics (for example, participatory notes or derivatives linked to a basket of underlying equity securities, certain options on common stock, and exchange traded funds).